Financial instruments - Narrative (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 CAD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Mark to market and foreign exchange gain (loss) on financial assets	$ 1,743	$ (14,788)
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to risk holding Canadian denominated cash and cash equivalents, percentage (up to)	100.00%
Exposure to risk holding Canadian dollar net expenditures, percentage (up to)	50.00%
Reasonably possible change in risk variable (in percent)	10.00%		10.00%
Increase in foreign exchange gains	$ 3,074
Currency risk | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic			$ 42,091
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable (in percent)	1.00%		1.00%
Decrease in corresponding risk variable on investment income	$ 5,271
Forsee Power
Disclosure of nature and extent of risks arising from financial instruments [line items]
Mark to market and foreign exchange gain (loss) on financial assets	$ 1,743	$ (14,788)